Quarterly Results of Operations (Unaudited) - Unaudited Quarterly Results of Operations (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Quarterly Financial Information Disclosure [Abstract]
REVENUE	$ 687,570	$ 665,366	$ 672,695	$ 660,224	$ 680,171	$ 656,896	$ 661,895	$ 639,062	$ 2,685,855	$ 2,638,024	$ 2,491,325
COST OF SERVICES	329,040	310,533	311,939	309,067	317,772	307,699	307,286	291,702	1,260,579	1,224,459	1,113,289
Gross Profit	358,530	354,833	360,756	351,157	362,399	349,197	354,609	347,360	1,425,276	1,413,565
SG&A	229,770	231,407	226,018	257,867	237,257	231,905	233,110	233,118	945,062	935,390	909,908
OPERATING INCOME	128,760	123,426	134,738	93,290	125,142	117,292	121,499	114,242	480,214	478,175	468,128
Net income	$ 50,331	$ 46,148	$ 43,668	$ 3,055	$ 32,707	$ 22,096	$ 36,694	$ 34,044	$ 143,202	$ 125,541	$ 127,493
Earnings per common share
Basic Common	$ 0.60	$ 0.55	$ 0.52	$ 0.05	$ 0.53	$ 0.36	$ 0.60	$ 0.55	$ 1.82	$ 2.04
Diluted Common	$ 0.59	$ 0.54	$ 0.51	$ 0.05	$ 0.51	$ 0.35	$ 0.58	$ 0.54	$ 1.78	$ 1.98